FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities
Financial liabilities at amortised cost	$ 4,226,748	$ 8,286,163
Book value [member]
Financial Assets
Financial assets at amortised cost	171,844,761	162,150,240
Financial Liabilities
Financial liabilities at amortised cost	190,063,363	149,306,447
Book value [member] | Deposits [member]
Financial Liabilities
Financial liabilities at amortised cost	178,641,594	121,176,255
Book value [member] | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		435,401
Book value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	202,260	4,245,990
Book value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	5,852,292	12,276,610
Book value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	4,226,748	8,286,163
Book value [member] | Subordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	1,140,469	2,886,028
Book value [member] | Cash and Due from Banks
Financial Assets
Financial assets at amortised cost	36,674,869	35,945,335
Book value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	877,330	1,355,055
Book value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	105,395,186	119,817,347
Book value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	22,354,735
Book value [member] | Other debt securities
Financial Assets
Financial assets at amortised cost	6,325,194	4,475,465
Book value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	217,447	557,038
Fair value [member]
Financial Assets
Financial assets at amortised cost	178,851,905	167,160,710
Financial Liabilities
Financial liabilities at amortised cost	190,550,107	149,396,234
Fair value [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	66,449,575	42,404,879
Financial Liabilities
Financial liabilities at amortised cost	5,621,301	16,267,218
Fair value [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	112,402,330	124,755,831
Financial Liabilities
Financial liabilities at amortised cost	184,928,806	133,129,016
Fair value [member] | Deposits [member]
Financial Liabilities
Financial liabilities at amortised cost	179,320,910	121,178,488
Fair value [member] | Deposits [member] | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	179,320,910	121,178,488
Fair value [member] | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		435,401
Fair value [member] | Repo transactions | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost		435,401
Fair value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	202,260	4,321,690
Fair value [member] | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	202,260	4,321,690
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	5,607,896	11,950,528
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	5,607,896	11,950,528
Fair value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	4,226,748	8,286,163
Fair value [member] | Unsubordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	4,226,748	8,286,163
Fair value [member] | Subordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	1,192,293	3,223,964
Fair value [member] | Subordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	1,192,293	3,223,964
Fair value [member] | Cash and Due from Banks
Financial Assets
Financial assets at amortised cost	36,674,869	35,904,615
Fair value [member] | Cash and Due from Banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	36,674,869	35,904,615
Fair value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	877,330	1,355,055
Fair value [member] | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	877,330	1,355,055
Fair value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	112,402,330	124,755,831
Fair value [member] | Loans and other financing [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	112,402,330	124,755,831
Fair value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	22,354,735
Fair value [member] | Reverse Repo transactions | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	22,354,735
Fair value [member] | Other debt securities
Financial Assets
Financial assets at amortised cost	6,325,194	4,588,171
Fair value [member] | Other debt securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	6,325,194	4,588,171
Fair value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	217,447	557,038
Fair value [member] | Financial assets in guarantee | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 217,447	$ 557,038